Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 03, 2020	Sep. 30, 2015	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2017	Sep. 30, 2022	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000108404
Account Value [Line Items]
Line Graph and Table Measure Name				JAG Large Cap Growth Fund
Accumulated Value		$ 9,424			$ 10,570		$ 13,282		$ 16,758		$ 15,795		$ 20,819		$ 25,809	$ 18,140	$ 22,852	$ 33,386	$ 39,258
C000108406
Account Value [Line Items]
Line Graph and Table Measure Name				JAG Large Cap Growth Fund
Accumulated Value		10,000			11,245		14,158		17,914		16,927		22,370		27,805	19,596	24,732	36,222	42,701
C000218687
Account Value [Line Items]
Line Graph and Table Measure Name				JAG Large Cap Growth Fund
Accumulated Value	$ 10,000		$ 12,006			$ 14,971		$ 10,588		$ 13,418		$ 19,718		$ 23,319
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380		25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380		25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,485			13,631		11,522		14,013		19,107		22,470
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,376		13,872		17,520		18,169		24,989		31,815	24,628	31,455	44,726	56,188
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		$ 10,000			$ 11,376		$ 13,872		$ 17,520		$ 18,169		$ 24,989		$ 31,815	$ 24,628	$ 31,455	$ 44,726	$ 56,188
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000		$ 12,018			$ 15,301		$ 11,845		$ 15,128		$ 21,511		$ 27,024